Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Parenthetical) (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Oil And Gas Explorations And Production Industries Disclosures [Abstract]
Carrying value of proved oil and gas properties classified as asset held for sale	$ 381.6